Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Motor vehicles	1,538,213	1,485,841	209,785
Electronic equipment	1,783,988	2,033,203	287,066
Machinery	1,119,594	1,139,270	160,853
Other equipment	1,041,034	1,413,753	199,607
Construction in progress	-	655,987	92,617
Subtotal	5,482,829	6,728,054	949,928
Less: accumulated depreciation	(2,869,565)	(3,200,069)	(451,815)
	2,613,264	3,527,985	498,113
Less: impairment charges	-	(2,404,009)	(339,420)
Property and equipment, net	2,613,264	1,123,976	158,693